Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Balance at beginning of period	$ 25
Provision for credit losses
Transfers in (out) to Stage 2	0
Purchases and originations	85
Derecognitions and maturities	(39)
Remeasurements	(1)
Write-offs	(62)
Exchange rate and other	3
Balance at end of period	11
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3
Provision for credit losses
Transfers in (out) to Stage 1	5
Transfers in (out) to Stage 2	0
Transfers in (out) to Stage 3	(36)
Purchases and originations	85
Derecognitions and maturities	(47)
Remeasurements	(8)
Exchange rate and other	2
Balance at end of period	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	22
Provision for credit losses
Transfers in (out) to Stage 1	(5)
Transfers in (out) to Stage 2	0
Derecognitions and maturities	(17)
Remeasurements	7
Balance at end of period	7
Impaired stage three [member]
Provision for credit losses
Transfers in (out) to Stage 2	0
Transfers in (out) to Stage 3	36
Derecognitions and maturities	25
Write-offs	(62)
Exchange rate and other	$ 1